Note 3 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 20-2991357 003 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]
(3)	Fair Value Measurements

The Plan performs fair value measurements in accordance with the guidance provided by ASC 820 for all financial assets and non-financial assets that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at their fair values, the Plan considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities, such as inherent risk, transfer restrictions and risk of nonperformance.

ASC 820 establishes a fair value hierarchy that requires the Plan to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes three levels of inputs that may be used to measure fair value:

●	Level 1: quoted prices in active markets for identical assets or liabilities;

●

Level 2: inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

●	Level 3: unobservable inputs that are supported by little or no market activity and that are significant to the fair values of the assets or liabilities.

The following section describes the valuation methodologies used by the Plan to measure different financial assets at fair value.

Mutual Funds

Valued at the NAV of shares held by the Plan at year end based on the closing price reported on the active market on which the individual mutual funds are traded.

Common Collective Trust Funds

Valued at the NAV of the underlying assets owned by the fund, minus its liabilities and then divided by the number of units outstanding. The NAV is provided by the Recordkeeper, and is used as a practical expedient to estimating fair value. This practical expedient is not used when it is determined to be probable that the Plan will sell the investment for an amount materially different than the reported NAV.

Self-Directed Brokerage Accounts

The fair value of the self-directed brokerage account is based upon quoted market prices.

Common Stock

Valued at the closing price reported on the active market on which the individual security is traded.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Plan’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024. There are currently no redemption restrictions on these investments.

	December 31, 2025			December 31, 2024
	Fair Value Measurements			Fair Value Measurements
	Using Input Type			Using Input Type
	Level 1	Level 2	Total	Level 1	Level 2	Total
Mutual funds	$85,963,894	$-	$85,963,894	$79,967,691	$-	$79,967,691
Ethan Allen common stock	2,425,080	-	2,425,080	3,494,911	-	3,494,911
Self-directed brokerage account	2,282,780	-	2,282,780	2,147,046	-	2,147,046
Total investments measured at fair value	$90,671,754	$-	$90,671,754	$85,609,648	$-	$85,609,648

Common collective trust funds measured at net asset value (a)			153,504,327			139,801,329

Total investments, at fair value			$244,176,081			$225,410,977

(a)

In accordance with FASB Subtopic 820-10, certain investments that were measured at net asset value per share (or their equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The Plan’s valuation techniques used to measure the fair values of mutual funds, common stock and self-directed brokerage accounts that were classified as Level 1 in the table above were derived from quoted market prices as substantially all of these instruments have active markets. There were no Level 2 or 3 investments as of December 31, 2025 and 2024. There have been no changes in valuation methodology as of December 31, 2025 and 2024.

The following table sets forth additional disclosures of the Plan’s investments whose fair value is estimated using net asset value per share (or its equivalent) as of December 31, 2025 and 2024:

	Fair Value		Unfunded	Redemption	Redemption
Investment Type	2025	2024	Commitment	Frequency	Notice Period

MFS MidCap Value Fund	$8,029,529	$8,098,276	None	Daily	None
T Rowe Price Retirement 2005 - Trust	$489,418	$539,192	None	Daily	None
T Rowe Price Retirement 2010 - Trust	$2,801,851	$2,540,664	None	Daily	None
T Rowe Price Retirement 2015 - Trust	$1,130,973	$1,016,738	None	Daily	None
T Rowe Price Retirement 2020 - Trust	$7,588,132	$7,891,801	None	Daily	None
T Rowe Price Retirement 2025 - Trust	$10,372,927	$9,660,567	None	Daily	None
T Rowe Price Retirement 2030 - Trust	$22,026,021	$19,093,031	None	Daily	None
T Rowe Price Retirement 2035 - Trust	$11,331,690	$9,075,468	None	Daily	None
T Rowe Price Retirement 2040 - Trust	$12,521,950	$11,047,970	None	Daily	None
T Rowe Price Retirement 2045 - Trust	$6,486,068	$5,486,043	None	Daily	None
T Rowe Price Retirement 2050 - Trust	$7,226,104	$5,780,777	None	Daily	None
T Rowe Price Retirement 2055 - Trust	$4,672,362	$3,817,391	None	Daily	None
T Rowe Price Retirement 2060 - Trust	$1,757,018	$1,289,734	None	Daily	None
T Rowe Price Retirement 2065 - Trust	$582,333	$430,878	None	Daily	None
Winslow Large Cap Growth Fund	$37,234,221	$35,860,952	None	Daily	None
Putnam Stable Value Fund	$19,253,730	$18,171,847	None	Daily	None